OPERATING LEASES -Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Operating Leases [Line Items]
Lease Cost	$ 4,057	$ 3,778	$ 2,529
Total Expenses under Operating Leases	3,484
Rental Income	1,640	1,540	2,807
Amortization of prepaid land leases	382	454	384
Selling and Marketing Expense [Member]
Operating Leases [Line Items]
Lease Cost	1,014	970	881
General and Administrative Expense [Member]
Operating Leases [Line Items]
Lease Cost	1,756	1,674	1,052
Research and Development Expense [Member]
Operating Leases [Line Items]
Lease Cost	$ 1,287	$ 1,134	$ 596